Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 02, 2017
Supplement [Text Block]	dbxetf_SupplementTextBlock

December 15, 2017

DBX ETF TRUST

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF

(each, a "Fund" and collectively, the "Funds")

Important Notice Regarding Change in Fund Name, Investment Objective, Investment Policies and

Management Fee

Supplement to each Fund's Summary Prospectus, Prospectus and Statement of Additional

Information, each dated October 2, 2017, and as each may be supplemented from time to time

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Effective February 13, 2018, Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF's name will change to Xtrackers MSCI All World ex US High Dividend Yield Equity ETF. At that time, the Fund will change its current investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex US High Dividend Yield US Dollar Hedged Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the MSCI ACWI ex US High Dividend Yield Index (the "ACWI Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new investment objective to seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the ACWI Index, unless it provides shareholders with at least 60 days' written notice of such change. The current portfolio management team will continue to manage the Fund's assets after February 13, 2018.

Additionally, the Fund's Board of Trustees approved changes to the Fund's investment policies, which will also take effect on February 13, 2018, such that the Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in countries other than the United States. In addition, the Fund's Board of Trustees approved changes to the Fund's investment policies, which will also take effect on February 13, 2018, such that the Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the ACWI Index.

In addition, the Board of Trustees has approved an expense limitation agreement for the Fund. Prior to February 13, 2018, the Fund had a unitary management fee of 0.45%. As of February 13, 2018, DBX Advisors LLC has agreed, until February 13, 2019, to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.20% of the Fund's average daily net assets annually.

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Also effective on February 13, 2018, Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF's name will change to Xtrackers MSCI EAFE High Dividend Yield Equity ETF. At that time, the Fund will change its current investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield US Dollar Hedged Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the MSCI EAFE High Dividend Yield Index (the "EAFE Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new investment objective to seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the EAFE Index, unless it provides shareholders with at least 60 days' written notice of such change. The current portfolio management team will continue to manage the Fund's assets after February 13, 2018.

Additionally, the Fund's Board of Trustees approved changes to the Fund's investment policies, which will also take effect on February 13, 2018, such that the Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in developed countries (excluding the United States and Canada). In addition, the Fund's Board of Trustees approved changes to the Fund's investment policies, which will also take effect on February 13, 2018, such that the Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the EAFE Index.

In addition, the Board of Trustees has approved an expense limitation agreement for the Fund. Prior to February 13, 2018, the Fund had a unitary management fee of 0.45%. As of February 13, 2018, DBX Advisors LLC has agreed, until February 13, 2019, to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.20% of the Fund's average daily net assets annually.

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

December 15, 2017

DBX ETF TRUST

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

(each, a "Fund" and collectively, the "Funds")

Important Notice Regarding Change in Fund Name, Investment Objective, Investment Policies and

Management Fee

Supplement to each Fund's Summary Prospectus, Prospectus and Statement of Additional

Information, each dated October 2, 2017, and as each may be supplemented from time to time

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Effective February 13, 2018, Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF's name will change to Xtrackers MSCI All World ex US High Dividend Yield Equity ETF. At that time, the Fund will change its current investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex US High Dividend Yield US Dollar Hedged Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the MSCI ACWI ex US High Dividend Yield Index (the "ACWI Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new investment objective to seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the ACWI Index, unless it provides shareholders with at least 60 days' written notice of such change. The current portfolio management team will continue to manage the Fund's assets after February 13, 2018.

Additionally, the Fund's Board of Trustees approved changes to the Fund's investment policies, which will also take effect on February 13, 2018, such that the Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in countries other than the United States. In addition, the Fund's Board of Trustees approved changes to the Fund's investment policies, which will also take effect on February 13, 2018, such that the Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the ACWI Index.

In addition, the Board of Trustees has approved an expense limitation agreement for the Fund. Prior to February 13, 2018, the Fund had a unitary management fee of 0.45%. As of February 13, 2018, DBX Advisors LLC has agreed, until February 13, 2019, to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.20% of the Fund's average daily net assets annually.

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

December 15, 2017

DBX ETF TRUST

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF

(each, a "Fund" and collectively, the "Funds")

Important Notice Regarding Change in Fund Name, Investment Objective, Investment Policies and

Management Fee

Supplement to each Fund's Summary Prospectus, Prospectus and Statement of Additional

Information, each dated October 2, 2017, and as each may be supplemented from time to time

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Also effective on February 13, 2018, Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF's name will change to Xtrackers MSCI EAFE High Dividend Yield Equity ETF. At that time, the Fund will change its current investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield US Dollar Hedged Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the MSCI EAFE High Dividend Yield Index (the "EAFE Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new investment objective to seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the EAFE Index, unless it provides shareholders with at least 60 days' written notice of such change. The current portfolio management team will continue to manage the Fund's assets after February 13, 2018.

Additionally, the Fund's Board of Trustees approved changes to the Fund's investment policies, which will also take effect on February 13, 2018, such that the Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in developed countries (excluding the United States and Canada). In addition, the Fund's Board of Trustees approved changes to the Fund's investment policies, which will also take effect on February 13, 2018, such that the Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the EAFE Index.

In addition, the Board of Trustees has approved an expense limitation agreement for the Fund. Prior to February 13, 2018, the Fund had a unitary management fee of 0.45%. As of February 13, 2018, DBX Advisors LLC has agreed, until February 13, 2019, to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.20% of the Fund's average daily net assets annually.